Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

17. Commitments and Contingencies

Leases

On March 8, 2018, the Company entered into a non-cancelable operating lease agreement for office and laboratory space in Woburn, Massachusetts. The lease agreement required monthly lease payments as well as payment of a proportional share of operating costs. On March 10, 2021, the Company extended the lease agreement through June 30, 2024 at a monthly lease rate of $12 thousand, subject to annual increases in January based on changes in the consumer price index. On March 4, 2022, the Company executed the first amendment to the Woburn Lease (the “Amendment”) which increased the size of the leased office and laboratory space with an aggregate monthly lease payment to $18 thousand, subject to annual increases beginning in November 2022 based on the consumer price index, in addition to payment of a proportional share of operating costs.

The maturities and balance sheet presentation under all non-cancelable operating leases as of December 31, 2022, are as follows:

Operating Leases
Maturity of lease liabilities
2023	$217,545
2024	123,077
Total lease liabilities	340,622
Less: imputed interest	(21,136)
Present value of operating lease liability as of December 31, 2022	$319,486
Reported as of December 31, 2022
Lease liabilities — current	$199,184
Lease liabilities — noncurrent	120,302
$319,486

As the Company’s leases do not provide an implicit rate, the Company estimated its incremental borrowing rate based on the information available at each lease commencement date in determining the present value of the lease payments. The weighted-average discount rate used for leases as of December 31, 2022 is 8.0%. The weighted-average lease term as of December 31, 2022 is 1.5 years. During the years ended December 31, 2022 and 2021 operating cash flows used for operating leases was $196 thousand and $136 thousand, respectively. During the years ended December 31, 2022 and 2021, lease cost was $201 thousand and $139 thousand, respectively.

Legal Proceedings

The Company, from time to time, may be party to litigation arising in the ordinary course of business. The Company was not subject to any material legal proceedings during the years ended December 31, 2022 and 2021, and, to the best of the Company’s knowledge, no material legal proceedings are currently pending or threatened.

Indemnification Agreements

The Company enters into standard indemnification agreements in the ordinary course of business. Pursuant to the agreements, the Company agrees to indemnify, hold harmless, and to reimburse the indemnified party for losses suffered or incurred by the indemnified party, generally the Company’s business partners, in connection with any U.S. patent or any copyright or other intellectual property infringement claim by any third-party with respect to the Company’s products. The term of these indemnification agreements is generally perpetual any time after execution of the agreement. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is unlimited. Through December 31, 2022, the Company had not experienced any losses related to these indemnification agreements and no material claims were outstanding.

Other Matters

In February 2022, the Company determined it was affected by a business email compromise fraud which resulted in a diversion of the Company’s capital to unknown parties. This incident led to a loss of $136 thousand of cash for the year ended December 31, 2021, and an additional $590 thousand in the year ended December 31, 2022 which was recorded as other expense, net in the Company’s consolidated statements of operations and comprehensive loss. The Company has insurance related to this event which fully offset the loss recorded during the year ended December 31, 2021, and partially offset the loss recorded during the year ended December 31, 2022, resulting in a net loss of $426 thousand. The Company implemented a variety of measures to further enhance its cybersecurity protections and minimize the impact of any future cyber incidents.